Events after the reporting period	9 Months Ended
Sep. 30, 2025
Events after the reporting period
Events after the reporting period

22.Events after the reporting period

TIM S.A. Site Agreement

On October 8, 2025, the Group announced that it had signed a new site agreement with TIM S.A. The partnership aims to build up to 3,000 sites with an initial minimum deployment of 500 sites. The sites will be distributed across multiple regions of Brazil.

Sale of Rwanda Operations

On October 9, 2025, the Group completed the sale of 100% of IHS Rwanda including its approximately 1,467 sites to Paradigm Tower Ventures. Refer to the note 20 for further details including the assets and liabilities held for sale as of September 30, 2025.

Oi S.A. (Oi) bankruptcy

On November 10, 2025, following the decision on September 30, 2025 to commence insolvency proceedings, the court decided to convert Oi’s restructuring process into a bankruptcy. The Group had already ceased recognising revenues for Oi and considered the recoverability of the Oi related assets in the Group’s consolidated statement of financial position in light of the ongoing judicial proceedings at September 30, 2025, making adjustments to those assets as appropriate. As such, any future impact of Oi’s bankruptcy on the Group’s consolidated financial statements is expected to be immaterial.